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                                                      SEC USE ONLY

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113       __________      Providence      RI      02903
Business Address                   (Street)         (City)      (State)   (Zip)

Arthur Duffy (401) 383-5370 Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.

                                   Rex Capital Advisors, LLC
                                   --------------------------------------
                                   (Name of Institutional Investment Manager)

                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                    13F File No.:
-----------------------  --------------  -----------------------  -------------
1.                                       6.
-----------------------  --------------  -----------------------  -------------
2.                                       7.
-----------------------  --------------  -----------------------  -------------
3.                                       8.
-----------------------  --------------  -----------------------  -------------
4.                                       9.
-----------------------  --------------  -----------------------  -------------
5.                                       10.
-----------------------  --------------  -----------------------  -------------

* Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31,
2007                                                      FORM 13F                    SEC FILE REX CAPITAL ADVISORS, LLC
------------------                                  ---------------------             ----------------------------------

                                                                            ITEM 6:                   ITEM 8:
                                                                 ITEM 5:  INVESTMENT  ITEM 7:     VOTING AUTHORITY
                                           ITEM 3:    ITEM 4:   SHARES OR DISCRETION  MANAGERS   -----------------------
ITEM 1:                                     CUSIP   FAIR MARKET PRINCIPAL ----------- --------   (A)     (B)      (C)
NAME OF ISSUER     ITEM 2: TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C)            SOLE   SHARED    NONE
--------------     ---------------------- --------- ----------- --------- --- --- ---            ----   ------   ------
 BP PLC ADR             COMMON STOCK      055622104      536409    7331   XX                                       6880
                                                                                  XX                                451
 BRISTOL MYERS
   SQUIBB CO            COMMON STOCK      110122108      378653   14278   XX                                      14278
 CHEVRON CORP           COMMON STOCK      166764100      542434    5812   XX                                       5812
 COCA COLA CO           COMMON STOCK      191216100      508021    8278   XX                                       8278
 CONSTELLATION
   ENERGY               COMMON STOCK      210371100      701818    6845   XX                                       6845
 DOVER CORP             COMMON STOCK      260003108      420156    9116   XX                                       9116
 ENERGY
   TRANSFER
   EQUITY               COMMON STOCK      29273V100      345324    9802   XX                                       8432
 LP UT LTD PIN                                                                    XX                               1370
 FRANKLIN
   RESOURCES INC        COMMON STOCK      354613101      915097    7997   XX                                       7997
 GENERAL
   ELECTRIC CO          COMMON STOCK      369604103     1505153   40603   XX                                      40603
 GENERAL MILLS
   INC                  COMMON STOCK      370334104      390108    6844   XX                                       6844
 ISHARES INC         MSCI EMERGING MKT    464287234     3925535   26118   XX                                      26118
 ISHARES INC         S&P 500 GRW INDEX    464287309    55631815  796675   XX                                     796675
 ISHARES INC         S&P 500 VALUE        464287408    25310820  331467   XX                                     331467
 ISHARES INC         MSCI EAFE INDEX FD   464287465    33352955  424878   XX                                     424878
 ISHARES INC         S&P MIDCAP 400       464287507      626857    7380   XX                                       7380
                         INDEX FUND
 ISHARES INC         RUSSELL 1000 VALUE   464287598     1036598   12917   XX                                      12917
 ISHARES INC         RUSSELL 2000 VALUE   464287630    10415303  147777   XX                                     147777
 ISHARES INC         RUSSELL 2000 GRW     464287648     7353263   88084   XX                                      88084
 ISHARES INC         TR RUSSELL 2000      464287655     3313958   43651   XX                                      43651
 JOHNSON &
   JOHNSON              COMMON STOCK      478160104      354911    5321   XX                                       5321
 KELLOGG CO             COMMON STOCK      487836108      425417    8114   XX                                       8114
 MERCK & CO INC         COMMON STOCK      589331107      245399    4223   XX                                       3194
                                                                                  XX                               1029
 MICROSOFT CORP         COMMON STOCK      594918104      648383   18213   XX                                      15638
                                                                                  XX                               2575
 MID-CAP S P D R       UNIT SERIES 1      595635103     2850031   18375   XX                                      18375
 PNC FINANCIAL          COMMON STOCK      693475105     3567290   54338   XX                                      54338
 PEPSICO INC            COMMON STOCK      713448108      503141    6629   XX                                       6629
 S P D R TRUST         UNIT SERIES 1      78462F103     4057828   27753   XX                                      27753
 SASOL LTD               SPONS ADR        803866300      385965    7802   XX                                       7500
                                                                                  XX                                302
 SMUCKER J M CO
   NEW                  COMMON STOCK      832696405      366973    7134   XX                                       7134
 VANGUARD INDEX
   FUND                STOCK MKT ETF      922908769     2012407   13864   XX                                      13864
 VALERO ENERGY
   CORP                 COMMON STOCK      91913Y100      255610    3650   XX                                       3650
 VERIZON
   COMMUNICATIONS       COMMON STOCK      92343V104     1198548   27433   XX                                      27433
 WAL-MART
   STORES INC           COMMON STOCK      931142103      646456   13601   XX                                      13601
 AGGREGATE
   TOTAL                                            164,728,636

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